Income tax - Disclosure of deferred tax asset and deferred tax liability balances (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Tax losses carried forward	$ 4,365	$ 5,923
Share-based payments	759	831
Temporary difference on deferred income	194	202
Less: Valuation allowance	(4,365)	(5,923)	$ (6,385)	$ (7,573)
Deferred tax assets net	953	1,033
Deferred tax liabilities
Acquired intangible assets	(13,585)	(894)
Outside basis difference	(542)	(942)
Others	(29)	(29)
Deferred tax liabilities net	$ (14,156)	$ (1,865)